Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2016, 2015, and 2014 is as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	321,609	4.39	263,175	4.16	—	—
Granted	500,736	3.74	58,434	5.39	263,175	4.16
Outstanding - end of year	822,345	3.99	321,609	4.39	263,175	4.16

Exercisable - end of year	530,034	3.97	188,920	4.13	152,346	4.10

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2016, 2015 and 2014 is as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	132,689	4.75	110,829	4.25	—	—
Granted	216,043	3.74	58,434	5.39	110,829	4.25
Vested	(56,421)	4.64	(36,574)	4.25	—	—
Outstanding non-vested stock options - end of year	292,311	4.02	132,689	4.75	110,829	4.25